Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Our Bond, Inc.
Entity Central Index Key	0001756064
Entity Tax Identification Number	83-1751618
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	1-888
Local Phone Number	567-6234
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	701 S Carson St
Entity Address, Address Line Two	Ste 200
Entity Address, Address Line Three	Carson City
Entity Address, City or Town	Nevada
Entity Address, Postal Zip Code	89701
City Area Code	1-888
Local Phone Number	528-2677
Contact Personnel Name	VCorp Services, LLC